MASSMUTUAL FUNDS
MassMutual Mid Cap Growth Fund
Supplement dated December 13, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective January 1, 2025, the following information supplements the information under the heading Portfolio Manager(s) in the section titled Management (on page 84 of the Prospectus):
Donald J. Easley is a Vice President and Portfolio Manager at T. Rowe Price Investment Management. He has managed the Fund since January 2025.
Ashley R. Woodruff is a Vice President and Portfolio Manager at T. Rowe Price Investment Management. She has managed the Fund since January 2025.
Effective January 1, 2025, the following information replaces similar information for T. Rowe Price Associates, Inc. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 137 of the Prospectus:
Brian W.H. Berghuis, CFA
is a portfolio manager of a portion of the Mid Cap Growth Fund. Mr. Berghuis is a Vice President and Portfolio Manager for T. Rowe Price Investment Management. He joined T. Rowe Price in 1985 and his investment experience dates from 1983. Mr. Berghuis has served as a portfolio manager for T. Rowe Price or T. Rowe Price Investment Management throughout the past five years.
Effective January 1, 2025, the following information supplements the information for T. Rowe Price Associates, Inc. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 137 of the Prospectus:
Donald J. Easley
is a portfolio manager of a portion of the Mid Cap Growth Fund. Mr. Easley is a Vice President and Portfolio Manager for T. Rowe Price Investment Management. He joined T. Rowe Price in 2000 and his investment experience dates from 1999. During the past five years, Mr. Easley has served as a portfolio manager and an associate portfolio manager for T. Rowe Price or T. Rowe Price Investment Management.
Ashley R. Woodruff
is a portfolio manager of a portion of the Mid Cap Growth Fund. Ms. Woodruff is a Vice President and Portfolio Manager for T. Rowe Price Investment Management. She worked for T. Rowe Price from 2007 through 2013 and rejoined T. Rowe Price in 2018, and her investment experience dates from 2001. During the past five years, Ms. Woodruff has served as an equity research analyst and an associate portfolio manager for T. Rowe Price or T. Rowe Price Investment Management.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-24-14
MCG-24-02